Events occurring after the reporting period	9 Months Ended
Sep. 30, 2023
Events Occurring After The Reporting Period [Abstract]
Events occurring after the reporting period	Events occurring after the reporting period
The Group’s collaboration with EQRx was ended on October 9, 2023 following the announcement of the acquisition of EQRx by Revolution Medicines Inc., at which point it was agreed that the Group would return the unspent funds advanced to it by EQRx at the initiation of the collaboration in complete satisfaction of the Group’s financial obligations under the collaboration agreement. In connection with the termination of the arrangement, the Group obtained full and exclusive rights to all intellectual property for the three initial targets that was created during the collaboration. Accordingly, the Group transferred $8,750,000 to EQRx on October 12, 2023.

On October 1, 2023 the Group entered into a 10-year lease arrangement in relation to office space in Miami, Florida, United States, and the lease term commenced on October 16, 2023. Total minimum lease commitments of £706,000 are payable under this arrangement.